Commitments & Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Commitments & Contingencies [Line Items]
Deferred underwriting fee	$ 0	$ 8,050,000
Exercisable days	30 days
Underwriting Agreement [Member]
Commitments & Contingencies [Line Items]
Discount rate (in Dollars per share)	$ 0.2
Aggregate amount	$ 4,600,000
Additional fees (in Dollars per share)	$ 0.35
Deferred underwriting fee	$ 8,050,000
Underwriting commission	6,300,000
Investment Banking Advisory Agreement [Member]
Commitments & Contingencies [Line Items]
Deferred underwriting fee	$ 1,750,000
Agreement term	12 months
Initial Public Offering [Member] | Warrant [Member]
Commitments & Contingencies [Line Items]
Warrrants issued (in Shares)	20,900,000
Initial Public Offering [Member] | Public Warrants [Member]
Commitments & Contingencies [Line Items]
Warrrants issued (in Shares)	11,500,000
Initial Public Offering [Member] | Private Placement Warrants [Member]
Commitments & Contingencies [Line Items]
Warrrants issued (in Shares)	9,400,000